Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

Schedule II - Sheet 1

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Doubtful Accounts
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions	Deductions (c)	of Period

Year 2012	$878	1,117	48	-	1,496	$547
Year 2011	$957	1,136	38	-	1,253	$878
Year 2010	$1,202	1,334	(28)	-	1,551	$957

(a) Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b) Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Amounts written off as uncollectible, or related to divested entities.